Loans and Leases - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collateral required on Residential real estate loan	65.00%
Collateral required on Residential real estate loan	80.00%
Draw period for credit line products	10
Other U.S. loans and non-U.S. loans, short duration advances	$ 1,500,000,000	$ 1,600,000,000
Demand deposits	224,700,000	191,600,000
Loans held for sale	11,700,000	9,300,000
Unfunded loan commitments and standby letters of credit	2,100,000	9,700,000
Total loans and leases	29,504,500,000	29,063,900,000
Nonperforming Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	49,800,000	72,200,000
Performing Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans and leases	74,700,000	41,100,000
First Lien
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held by Northern trust	86.00%	86.00%
Equity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity credit lines	2,300,000,000	2,600,000,000
Residential Real Estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Collateral required on Residential real estate loan	65.00%
Collateral required on Residential real estate loan	80.00%
Residential Real Estate | Re-Defaulted
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number loans modified in troubled debt restructurings during the previous 12 months which subsequently became nonperforming	3
Total recorded investment	128,100
Unpaid principal balance	129,300
Nonperforming Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income recorded for nonperforming loans	$ 11,600,000	$ 15,400,000	$ 16,000,000